Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Disclosure of derivative financial instruments [text block]

34 Derivative financial instruments

	December 31, 2017			December 31, 2016
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	170	86	2	188	268	2
- Interest currency swap	41	45	2	38	83	2
- Outright	3	5	2	17	15	2
	214	136		243	366
Derivatives on interest rate
- Interest currency swap	9	5	2	10	12	2
	9	5		10	12
Derivatives on commodities
- Future	796	771	1	624	611	1
- Over the counter	81	97	2	133	120	2
- Options					1	2
- Other	1	2	2	4	5	2
	878	870		761	737
	1,101	1,011		1,014	1,115
Trading derivatives
Derivatives on commodities
- Over the counter	683	829	2	1,495	1,490	2
- Future	395	390	1	561	574	1
- Options	133	114	2	211	157	2
	1,211	1,333		2,267	2,221
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	227	21	2	309	150	2
- Future	35		1	1	18	1
	262	21		310	168
Option embedded in convertible bonds	16	16	2	46	46	2
Gross amount	2,590	2,381		3,637	3,550
Offsetting	(1,279)	(1,279)		(1,281)	(1,281)
Net amount	1,311	1,102		2,356	2,269
Of which:
- current	1,231	1,011		2,248	2,108
- non-current	80	91		108	161

Derivative fair values were estimated on the basis of market quotations provided by primary info-provider or, alternatively, appropriate valuation techniques generally adopted in the marketplace.

Fair values of non-hedging derivatives consisted of derivatives that did not meet the formal criteria to be designated as hedges under IFRS because they were entered into in order to manage net exposures to foreign currency exchange rates, interest rates and commodity prices. Therefore, such derivatives did not relate to specific trade or financing transactions.

Fair values of trading derivatives consisted of derivatives entered for trading purposes and proprietary trading.

Fair value of cash flow hedge derivatives related to the hedges entered by the Gas & Power segment. These derivatives were entered into to hedge variability in future cash flows associated with highly probable future sale transactions of gas or electricity or on already contracted sales due to different indexation mechanism of supply costs versus selling prices. A similar scheme applies to exchange rate hedging derivatives. The effects of the measurement at fair value of cash flow hedge derivatives are given in note 36 — Shareholders’ equity and in note 40 — Operating expenses. Information on hedged risks and hedging policies is disclosed in note 38 — Guarantees, commitments and risks — Risk factors.

Options embedded in convertible bonds of  €16 million as of December 31, 2017, related to equity-linked cash settled bonds (€46 million at December 31, 2016). More information is disclosed in note 29 — Long-term debt and current portion of long-term debt.

The offsetting of financial derivatives of  €1,279 million (€1,281 million) related to Eni Trading & Shipping SpA for €1,144 million (€1,145 million at December 31, 2016) and Eni Trading & Shipping Inc for €135 million (€136 million at December 31, 2016).

During the 2017, there were no transfers between the different hierarchy levels of fair value.